Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to forfeiture (in Shares)	562,500
Federal depository insurance corporation coverage limit	$ 250,000	$ 250,000
Net tangible assets		$ 5,000,001
Common stock subject to possible redemption (in Shares)		17,250,000
Incurred offering costs		$ 3,916,282
Underwriting discount amount		3,450,000
Other offering costs		466,282
Offering costs		$ 3,659,903
Aggregate of shares (in Shares)		15,800,000
Initial Public Offering [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)		17,250,000
Aggregate of shares (in Shares)		2,250,000
Public Warrants and Private Placement Warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs		$ 256,379